INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES - 10Q [Abstract]
Income Tax Expense (Benefit)
Income tax expense (benefit) from continuing operations (which includes TOMPI) is comprised of:

	For the years ended December 31,
	2012	2011	2010

Current income tax expense	$1,385	$1,904	$4,529
Deferred income tax (benefit) expense	(4,354)	(3,641)	1,834
	$(2,969)	$(1,737)	$6,363

The table below shows for each jurisdiction's total income tax expense and statutory tax rate:

	For the years ended December 31,
	2012	2011	2010

Brazil (34%)	$7	$-	$1,723
Argentina (35%)	1,255	1,110	623
Paraguay (10%)	48	403	1,725
Others	75	391	458
Current income tax expense	1,385	1,904	4,529
Deferred income tax (benefit) expense	(4,354)	(3,641)	1,834
Income tax (benefit) expense	$(2,969)	$(1,737)	$6,363

Effective Income Tax Rate Reconciliation
Reconciliation of income tax expense (benefit) to taxes calculated based on the statutory tax rate is as follows:

	For the years ended December 31,
	2012	2011	2010
(Loss) income from continuing operations before income taxes	$(65,733)	$(19,972)	$1,958
Sources not subject to income tax	51,203	20,835	8,609
	(14,530)	863	10,567
Tax rate	35%	35%	35%
Tax (benefit) expense at statutory tax rate	(5,085)	302	3,698
Rate differential	348	(184)	(306)
Change in valuation allowance	1,549	197	1,215
Effects of foreign exchange changes related to our foreign subsidiaries	(1,479)	(4,020)	1,174
Income tax witholding in foreign jurisdictions	825	572	349
Others	873	1,396	233
Income tax (benefit) expense	$(2,969)	$(1,737)	$6,363

Deferred Tax Assets and Liabilities
The components of net deferred income tax liabilities included on the balance sheets were as follows:

	At December 31,
	2012	2011
Deferred income tax assets
Other, deferred income tax current assets	$109	$286
NOLs	8,788	2,339
TOMPI credit	4,068	3,694
Other	421	3,453
Total deferred income tax noncurrent assets	13,277	9,486
Valuation allowance of deferred income tax assets	(2,895)	(1,346)
Net deferred income tax noncurrent assets	10,382	8,140
Deferred income tax liabilities
Vessels and equipment, net	13,176	11,292
Intangible assets	272	332
Unrealized exchange differences	2,120	3,851
Other	220	263
Total deferred income tax noncurrent liabilities	15,788	15,738
Net deferred income tax liabilities	$(5,297)	$(7,312)